Share-based payments - Westpac Long Term Incentive Plan, Westpac Performance Plan (WPP) & Restricted Share Plan (RSP) (Details)	12 Months Ended
	Sep. 30, 2022 AUD ($) EquityInstruments Options	Sep. 30, 2021 AUD ($) EquityInstruments
Share options
Outstanding at the end of the year | Options	0
Westpac Long Term Variable Reward Plan (LTVR) | Share rights
Equity instruments other than options
Outstanding at the beginning of the year	3,659,830	3,066,326
Granted during the year	958,012	1,383,986
Exercised during the year	2,148	1,571
Lapsed during the year	838,515	788,911
Outstanding at the end of the year	3,777,179	3,659,830
Outstanding and exercisable at the end of the year		2,148
Weighted average remaining contractual life	12 years 8 months 12 days	12 years 8 months 12 days
Weighted average fair value at grant date | $	$ 5.98	$ 6.56
Westpac Performance Plan (WPP) | Share rights
Equity instruments other than options
Outstanding at the beginning of the year	866,571	957,135
Granted during the year	264,794	241,520
Exercised during the year	233,438	240,197
Lapsed during the year	109,133	91,887
Outstanding at the end of the year	788,794	866,571
Outstanding and exercisable at the end of the year	105,284	171,561
Weighted average remaining contractual life	12 years 2 months 12 days	12 years 7 months 6 days
Weighted average fair value at grant date | $	$ 19.12	$ 18.27
Westpac Performance Plan (WPP) | Share rights | One-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	120,141
Granted during the year	81,982
Exercised during the year	71,153
Lapsed during the year	22,839
Outstanding at the end of the year	108,131	120,141
Outstanding and exercisable at the end of the year	36,684
Westpac Performance Plan (WPP) | Share rights | Two-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	201,770
Granted during the year	84,763
Exercised during the year	102,873
Lapsed during the year	30,510
Outstanding at the end of the year	153,150	201,770
Outstanding and exercisable at the end of the year	48,893
Westpac Performance Plan (WPP) | Share rights | Three-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	56,320
Granted during the year	10,207
Exercised during the year	16,917
Lapsed during the year	4,360
Outstanding at the end of the year	45,250	56,320
Outstanding and exercisable at the end of the year	8,791
Westpac Performance Plan (WPP) | Share rights | Four-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	488,340
Granted during the year	87,842
Exercised during the year	42,495
Lapsed during the year	51,424
Outstanding at the end of the year	482,263	488,340
Outstanding and exercisable at the end of the year	10,916
Restricted Share Plan (RSP)
Equity instruments other than options
Outstanding at the beginning of the year	4,315,075	4,389,161
Granted during the year	2,515,846	2,165,046
Released	1,588,240	2,012,519
Forfeited during the year	206,335	226,613
Outstanding at the end of the year	5,036,346	4,315,075
Weighted average fair value at grant date | $	$ 21.27	$ 20.63